Related Party Transactions (Details) - Schedule of key management personnel - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 1,320,484	$ 885,918
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	177,165	201,795
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	182,680	202,592
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	113,759	65,033
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	154,095	217,740
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	146,835
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	101,675
Short-term employee benefits paid or accrued to the Chief Innovation Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	87,500
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 356,775	$ 198,758